Goodwill and intangible assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets

Note 14. Goodwill and Intangible Assets

During the third quarter of 2022, the Company identified certain indicators of impairment, including the significant decline in the Company’s stock price, actions taken under the Restructuring Plan (Refer to Note 18 — Restructuring), and a reduction of forecasted sales and profitability. As a result, the Company performed a goodwill impairment test and determined the carrying amount of the Company’s sole reporting unit exceeded its estimated fair value. The Company concluded that its entire goodwill balance was impaired and recognized an $8.2 million impairment charge during the third quarter of 2022. As of December 31, 2023 and December 31, 2022, the Company had no remaining goodwill balance.

Acquired intangible assets consisted of the following (in thousands, except useful life and weighted average life amounts):

		As of December 31, 2023
						Weighted
	Estimated	Gross		Cumulative	Net	Average Life
	Useful Life	Carrying	Accumulated	Translation	Carrying	Remaining
	(in years)	Value	Amortization	Adjustment	Value	(in years)
Know-how	8.5	$13,000	$(6,326)	$(1,050)	$5,624	4.0
Developed technology	7	1,650	(1,581)	—	69	1.1
Customer relationships	8.5 - 10	1,360	(1,067)	(9)	284	4.1
Non-compete agreements	5.5	340	(256)	(27)	57	1.0
Trade names	3	50	(50)	—	—	—
Total		$16,400	$(9,280)	$(1,086)	$6,034

		As of December 31, 2022
						Weighted
	Estimated	Gross		Cumulative	Net	Average Life
	Useful Life	Carrying	Accumulated	Translation	Carrying	Remaining
	(in years)	Value	Amortization	Adjustment	Value	(in years)
Know-how	8.5	$13,000	$(4,763)	$(1,433)	$6,804	5.0
Developed technology	7	1,650	(1,458)	—	192	2.1
Customer relationships	8.5 - 10	1,360	(938)	(12)	410	5.1
Non-compete agreements	5.5	340	(193)	(37)	110	2.0
Trade names	3	50	(50)	—	—	—
Total		$16,400	$(7,402)	$(1,482)	$7,516

The Company recorded amortization expense of $1.6 million, $1.8 million, and $2.0 million for the years ended December 31, 2023, 2022, and 2021, respectively. Amortization of know-how is recorded in cost of goods sold; amortization of developed technology is recorded in research and development expenses; and amortization of customer relationships, non-compete agreements and trade names are recorded in selling, general and administrative expenses on the Consolidated Statements of Operations.

Future estimated amortization expense is as follows (amounts in thousands):

As of December 31, 2023
2024	$1,631
2025	1,493
2026	1,465
2027	1,443
2028	2
Thereafter	—
Total amortization expense	$6,034